PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

4 - PROPERTY AND EQUIPMENT

Property and equipment, net consist of the following:

	March 31,	December 31,
	2015	2014
Laboratory equipment	$1,876,665	$1,611,513
Computer/office equipment and software	159,331	117,429
Furniture, fixtures and office equipment	73,735	23,526
Leasehold improvements	34,668	112,507
	2,144,399	1,864,975
Less - Accumulated depreciation and amortization	(904,602)	(857,848)
	$1,239,797	$1,007,127

Depreciation and amortization expense for the three months ended March 31, 2015 and 2014 was $136,298 and $70,763, respectively. During the three months ended March 31, 2015, the Company expensed $22,962 associated with the write-down of leasehold improvements due to a relocation of the Company’s corporate office and research laboratories in March 2015 (see Note 7).

4 - PROPERTY AND EQUIPMENT

Property and equipment, net consist of the following:

	December 31,
	2014	2013
Laboratory equipment	$1,611,513	$1,082,438
Computer/office equipment and software	117,429	87,563
Furniture, fixtures and office equipment	23,526	18,772
Leasehold improvements	112,507	112,507
	1,864,975	1,301,280
Less - Accumulated depreciation and amortization	(857,848)	(553,392)
Total property and equipment, net	$1,007,127	$747,888

Depreciation and amortization expense for the twelve months ended December 31, 2014 and 2013 were $304,456 and $280,725, respectively.